Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Options

18. Stock Options

In September 2018, our stockholders approved our 2018 Equity Incentive Plan, which provides for a maximum of 1,150,000 awards that can be issued as options, stock appreciation rights, restricted stock, stock units, other equity awards or cash awards. No awards were granted under the 2018 Equity Incentive Plan as of December 31, 2018. During July 2019, we issued an aggregate of 95,313 options to purchase common stock, of which options to purchase 25,000 shares of common stock were issued to our Chief Financial Officer, options to purchase 39,375 shares of common stock were issued to our Chief Executive Officer and options to purchase 30,938 shares of common stock were issued to directors. During August 2019, we issued an aggregate of 150,000 options to purchase shares of common stock of which options to purchase 25,000 shares of common stock were issued to each of Michele Ciavarella, our Chief Executive Officer, Alessandro Marcelli, our Vice President of Operations, Luca Pasquini, our Vice President of Technology, Gabriele Peroni, our Vice President Business Development, Franco Salvagni, our Vice President of Land-based Operations and Beniamino Gianfelici, our Vice President Regulatory Affairs. On November 11,2019 we issued options to purchase 70,625 shares of common stock to various employees at an exercise price of $2.80 per share. As of March 31, 2020, there was an aggregate of 315,938 options to purchase shares of common stock granted under our 2018 Equity Incentive Plan and 834,062 reserved for future grants.

A summary of all of the Company’s option activity during the period January 1, 2019 to March 31, 2020 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2019	—	$—	$—
Granted	315,938	2.72 to 2.96	2.84
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding December 31, 2019	315,938	$2.72 to 2.96	2.84
Granted	—	—	—
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Outstanding March 31, 2020	315,938	$2.72 to 2.96	$2.84

The following tables summarize information about stock options outstanding as of March 31, 2020:

	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted Average exercise price	Number of shares	Weighted average exercise price

$2.72	25,000	6.50		—
$2.80	220,625	9.73		55,885
$2.96	70,313	9.52		53,438
	315,938	9.05	$2.84	109,323	$2.88

As of March 31, 2020, there were unvested options to purchase 206,615 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $579,288 which is expected to be recognized over a period of 44 months.

The intrinsic value of the options at March 31, 2020 was $0.

18.	Stock options

In September 2018, our stockholders approved our 2018 Equity Incentive Plan, which provides for a maximum of 1,150,000 awards that can be issued as options, stock appreciation rights, restricted stock, stock units, other equity awards or cash awards. No awards were granted under the 2018 Equity Incentive Plan as of December 31, 2018. During July 2019, we issued an aggregate of 95,313 options to purchase common stock, of which options to purchase 25,000 shares of common stock were issued to our Chief Financial Officer, options to purchase 39,375 shares of common stock were issued to our Chief Executive Officer and options to purchase 30,938 shares of common stock were issued to directors. During August 2019, we issued an aggregate of 150,000 options to purchase shares of common stock of which options to purchase 25,000 shares of common stock were issued to each of Michele Ciavarella, our Chief Executive Officer, Alessandro Marcelli, our Vice President of Operations, Luca Pasquini, our Vice President of Technology, Gabriele Peroni, our Vice President Business Development, Franco Salvagni, our Vice President of Land-based Operations and Beniamino Gianfelici, our Vice President Regulatory Affairs. On November 11,2019 we issued options to purchase 70,625 shares of common stock to various employees at an exercise price of $2.80 per share. As of December 12, 2019, there was an aggregate of 315,938 options to purchase shares of common stock granted under our 2018 Equity Incentive Plan and 834,062 reserved for future grants.

There were no option awards during or prior to the year ended December 31, 2018.

The options awarded during the year ended December 31, 2019 were valued using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

Year ended December 31, 2019
Exercise price	2.72 to 2.96
Risk free interest rate	1.50 to 2.04
Expected life of options	7 to 10 years
Expected volatility of underlying stock	237.4 to 270.2
Expected dividend rate	0%

A summary of all of the Company’s option activity during the period January 1, 2019 to December 31, 2019 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price

Granted	315,938	$2.72 to $2.96	$2.84
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Outstanding December 31, 2019	315,938	$2.72 to $2.96	$2.84

The following tables summarize information about stock options outstanding as of December 31, 2019:

Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted Average exercise price	Number of shares	Weighted average exercise price

$2.72	25,000	6.50		—
$2.80	220,625	9.73		13,971
$2.96	70,313	9.52		35,859
	315,938	9.30	$2.83	49,830	$2.92

The weighted-average grant-date fair values of options granted during the year ended December 31, 2019 was $899,704 ($2.85 per share), of which $201,106 was recorded as compensation cost for the year ended December 31, 2019. As of December 31, 2019, there were unvested options to purchase 237,982 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $698,598 which is expected to be recognized over a period of 47 months.

The intrinsic value of the options at December 31, 2019 was $354,078.